INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 11 – INCOME TAX

The Company is organized as a C-Corporation. Prior to its reorganization in June 2025, RoboCent was a corporation and elected to be taxed as S-Corporation for state and federal tax purposes, a structure in which income taxes are not payable by the Company. The shareholder of the S-Corporations was taxed individually on their applicable share of earnings. The Company is subject to United States federal income taxes at an approximate rate of 21%. The Company adopted ASU 2023-09 during the year ended December 31, 2025 prospectively. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2025
	Amount	Rate
Income tax benefit computed at the statutory rate	$404,000	21.0%
Non-deductible expenses	(79,000)	(4.1)%
State income tax benefit	2,107	(0.1)%
Change in valuation allowance	(325,000)	(16.9)%
Benefit from income taxes	$2,107	0.1%

	Year Ended December 31, 2024
	Amount	Rate
Income tax computed at the statutory rate	$(15,960)	(21.0)%
Non-taxable income	15,960	21.0%
State income taxes	(2,991)	(3.9)%
Provision for income taxes	$(2,991)	(3.98)%

The Company’s state income tax provision and benefit during the years ended December 31, 2025 and 2024 primarily related to the state of Virginia. Significant components of the Company’s deferred tax assets and liabilities after applying enacted corporate income tax rates are as follows:

	As of	As of
	December 31,	December 31,
	2025	2024
Deferred income tax assets
Net operating losses	$325,000	$-
Valuation allowance	(325,000)	-
Deferred tax assets, net of allowance	$-	$-

In assessing the potential for realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized upon the generation of future taxable income. The Company recognized no federal income tax expense or benefit for the year ended December 31, 2025, as a result of a materially full valuation allowance against the net deferred tax assets as of December 31, 2025, which was considered together with the Company’s limited history of operating losses and its net losses in 2025. During the year ended December 31, 2024, the Company was not subject to federal income tax due to its status as an S-Corporation.

The Company has an operating loss carry forward of approximately $1,551,000. Under the Tax Cuts and Jobs Act of 2017, the net operating loss carry forwards can be carried forward indefinitely; however, the deductions are limited to 80% of taxable income. The Company’s tax returns for federal and state income taxes for 2025 remain subject to examination by the respective tax jurisdictions.